Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	R$ 200,780
Amounts payable, balance to be collected	21,335
Amounts payable, balance to disburse	198,328
Research and development and energy efficiency	420,443	R$ 553,674	R$ 614,758
Research and development and energy efficiency, current	179,149	320,196
Research and development and energy efficiency, noncurrent	241,294	233,478
M M E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Research and development and energy efficiency	3,608	2,891	3,314
R And D [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Research and development and energy efficiency	109,233	201,871	R$ 260,243
Research And Development [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	62,948
Amounts payable, balance to be collected	12,359
Amounts payable, balance to disburse	44,751
Research and development and energy efficiency	120,058	210,543
Research And Development [Member] | National Fund For Scientific And Technological [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	0
Amounts payable, balance to be collected	7,217
Amounts payable, balance to disburse	0
Research and development and energy efficiency	7,217	5,781
Research And Development [Member] | M M E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	0
Amounts payable, balance to be collected	3,608
Amounts payable, balance to disburse	0
Research and development and energy efficiency	3,608	2,891
Research And Development [Member] | R And D [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	62,948
Amounts payable, balance to be collected	1,534
Amounts payable, balance to disburse	44,751
Research and development and energy efficiency	109,233	201,871
Energy Efficiency Program [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	137,832
Amounts payable, balance to be collected	8,976
Amounts payable, balance to disburse	153,577
Research and development and energy efficiency	300,385	343,131
Energy Efficiency Program [Member] | National Program Of Electricity Conservation Procel [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	0
Amounts payable, balance to be collected	4,322
Amounts payable, balance to disburse	0
Research and development and energy efficiency	4,322	23,613
Energy Efficiency Program [Member] | E E P [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	137,832
Amounts payable, balance to be collected	4,654
Amounts payable, balance to disburse	153,577
Research and development and energy efficiency	R$ 296,063	R$ 319,518